Organization and Summary of Significant Accounting Policies - Assumptions Used to Estimate the Fair Value of Stock Option Grants (Q3) (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2016
Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Risk-free interest rate, minimum	2.27%	1.36%
Risk-free interest rate, maximum	2.29%	1.78%
Dividend yield	0.00%	0.00%
Forfeiture rate	0.00%	11.33%
Weighted average grant date fair value (in usd per share)	$ 1.66	$ 7.23
Minimum
Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Volatility	98.09%
Expected term	5 years	5 years 3 months
Maximum
Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Volatility	105.01%
Expected term	6 years 29 days	6 years 29 days